Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000234546 | FNMA or FHLMC8733902
Holdings [Line Items]
Percent of Total Investments	95.70%
C000234546 | FNMA or FHLMC8733900
Holdings [Line Items]
Percent of Total Investments	19.40%
C000234546 | Barclays Bank8733517
Holdings [Line Items]
Percent of Total Investments	9.00%
C000234546 | Barclays Bank8733520
Holdings [Line Items]
Percent of Total Investments	2.90%
C000234546 | Clarios Global8733792
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234546 | Neuberger Berman Loan Advisers CLO8733385
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234546 | Elmwood CLO II8733375
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234546 | Swaption Payer8733511
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234546 | Northwoods Capital XII-B8733388
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234546 | Frontier Communications Holdings8734033
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | FNMA or FHLMC8733902
Holdings [Line Items]
Percent of Total Investments	95.70%
C000234545 | FNMA or FHLMC8733900
Holdings [Line Items]
Percent of Total Investments	19.40%
C000234545 | Barclays Bank8733517
Holdings [Line Items]
Percent of Total Investments	9.00%
C000234545 | Barclays Bank8733520
Holdings [Line Items]
Percent of Total Investments	2.90%
C000234545 | Clarios Global8733792
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234545 | Neuberger Berman Loan Advisers CLO8733385
Holdings [Line Items]
Percent of Total Investments	0.70%
C000234545 | Elmwood CLO II8733375
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | Swaption Payer8733511
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | Northwoods Capital XII-B8733388
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | Frontier Communications Holdings8734033
Holdings [Line Items]
Percent of Total Investments	0.60%